Loans Receivable (Details 6) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Not Rated	Dec. 31, 2011 Not Rated	Dec. 31, 2012 Pass	Dec. 31, 2011 Pass	Dec. 31, 2011 Special Mention	Dec. 31, 2012 Substandard	Dec. 31, 2011 Substandard	Dec. 31, 2012 Doubtful	Dec. 31, 2011 Doubtful	Dec. 31, 2012 Commercial loans	Dec. 31, 2011 Commercial loans	Dec. 31, 2012 Commercial loans Not Rated	Dec. 31, 2011 Commercial loans Not Rated	Dec. 31, 2012 Commercial loans Pass	Dec. 31, 2011 Commercial loans Pass	Dec. 31, 2011 Commercial loans Special Mention	Dec. 31, 2012 Commercial loans Substandard	Dec. 31, 2011 Commercial loans Substandard	Dec. 31, 2012 Commercial loans Doubtful	Dec. 31, 2011 Commercial loans Doubtful	Dec. 31, 2012 Commercial real estate	Dec. 31, 2011 Commercial real estate	Dec. 31, 2012 Commercial real estate Not Rated	Dec. 31, 2011 Commercial real estate Not Rated	Dec. 31, 2012 Commercial real estate Pass	Dec. 31, 2011 Commercial real estate Pass	Dec. 31, 2011 Commercial real estate Special Mention	Dec. 31, 2012 Commercial real estate Substandard	Dec. 31, 2011 Commercial real estate Substandard	Dec. 31, 2012 Commercial real estate Doubtful	Dec. 31, 2011 Commercial real estate Doubtful
Credit Quality Indicators
Amount considered as basis for analysis of credit quality			$ 250,000
Period considered for analysis of credit quality				12 months
Loans	$ 312,568,636	$ 287,818,861			$ 32,832,476	$ 28,841,067	$ 97,431,268	$ 88,261,948	$ 1,168,556	$ 1,193,237	$ 728,875	$ 113,446	$ 964,092	$ 47,463,912	$ 37,695,416	$ 16,927,391	$ 15,320,492	$ 29,751,826	$ 22,088,715	$ 130,803	$ 699,572	$ 58,276	$ 85,123	$ 97,130	$ 84,106,515	$ 82,269,122	$ 15,905,085	$ 13,520,575	$ 67,679,442	$ 66,173,233	$ 1,037,753	$ 493,665	$ 670,599	$ 28,323	$ 866,962